CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ (29,224)	$ (19,967)	$ (21,088)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	467		3,731
Proceeds from sale of intangible assets	500
Proceeds from extinguishment of investment in a convertible loan		1,000
Purchases of property, plant and equipment	(223)	(204)	(5,612)
Purchase of intangible asset	(17)	(2,037)
Proceeds from disposal of property and equipment			138
Net cash provided by (used in) investing activities	11,244	(9,673)	31,159
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings			4,001
Repayment of bank borrowings			(4,001)
Repurchase of ordinary shares		(278)	(3,267)
Payment of issuance costs	(960)
Proceeds from issuance of ordinary share	15,000
Proceeds from exercise of share options	2,112	109
Net cash provided by (used in) financing activities	15,434	(907)	(3,267)
Net increase (decrease) in cash and cash equivalents	(3,615)	(30,029)	8,408
Cash and cash equivalents at beginning of year	17,083	47,112	38,704
Cash and cash equivalents at end of year	13,468	17,083	47,112
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	(23,437)	5,574	(7,756)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	467		3,731
Proceeds from sale of intangible assets	500
Proceeds from extinguishment of investment in a convertible loan		1,000
Purchases of property, plant and equipment		(13)
Purchase of intangible asset		(2,000)
Investment in subsidiaries		(1,000)
Net cash provided by (used in) investing activities	967	(2,013)	3,731
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings			3,001
Repayment of bank borrowings			(3,001)
Repurchase of ordinary shares		(278)	(3,267)
Payment of issuance costs	(960)
Proceeds from issuance of ordinary share	15,000
Proceeds from exercise of share options	2,112	109
Net cash provided by (used in) financing activities	16,152	(169)	(3,267)
Net increase (decrease) in cash and cash equivalents	(6,318)	3,392	(7,292)
Cash and cash equivalents at beginning of year	15,480	12,088	19,380
Cash and cash equivalents at end of year	$ 9,162	$ 15,480	$ 12,088